Shareholder Report, Average Annual Return (Details)	4 Months Ended	7 Months Ended	12 Months Ended	14 Months Ended	17 Months Ended	30 Months Ended	32 Months Ended	43 Months Ended	53 Months Ended	57 Months Ended	59 Months Ended	60 Months Ended	64 Months Ended	68 Months Ended	82 Months Ended	111 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000248535
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree 1-3 Year Laddered Treasury Fund $10,997
C000248538
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree 7-10 Year Laddered Treasury Fund $10,744
C000247881
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Bianco Total Return Fund $10,884
C000133150
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Bloomberg U.S. Dollar Bullish Fund $13,026
C000258460
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Core Laddered Municipal Fund $10,502
C000230569
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Efficient Gold Plus Equity Strategy Fund $31,016
C000230570
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Efficient Gold Plus Gold Miners Strategy Fund $49,206
C000272096
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Efficient Rare Earth Plus Strategic Metals Fund $8,780
C000265267
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Efficient TIPS Plus Gold Fund $9,198
C000060975
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Emerging Currency Strategy Fund $12,814
C000104506
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Emerging Markets Corporate Bond Fund $14,276
C000088998
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Emerging Markets Local Debt Fund $12,892
C000221364
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Enhanced Commodity Strategy Fund $21,746
C000152580
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Equity Premium Income Fund $21,966
C000136444
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Floating Rate Treasury Fund $12,789
C000258457
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree High Income Laddered Municipal Fund $10,471
C000260544
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Inflation Plus Fund $12,877
C000134342
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Interest Rate Hedged High Yield Bond Fund $16,620
C000134336
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund $13,677
C000079238
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Managed Futures Strategy Fund $14,588
C000210706
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Mortgage Plus Bond Fund $10,635
C000225934
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Private Credit and Alternative Income Fund $10,187
C000222596
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Target Range Fund $12,934
C000239876
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Voya Yield Enhanced USD Universal Bond Fund $11,342
C000156663
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Yield Enhanced U.S. Aggregate Bond Fund $11,493
C000184315
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund $12,187
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.89%			3.71%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.89%			3.71%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.89%				3.27%
Bloomberg Dollar Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Dollar Total Return Index
Average Annual Return, Percent			4.78%									5.44%					2.80%
Bloomberg U.S. Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Municipal Bond Index
Average Annual Return, Percent			4.12%		3.07%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			20.38%						15.19%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			20.38%							12.55%
MSCI All Country World Index (ACWI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI All Country World Index (ACWI)
Average Annual Return, Percent	4.55%
ICE 0-5 Year US Inflation-Linked Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE 0-5 Year US Inflation-Linked Treasury Index
Average Annual Return, Percent		1.79%
JP Morgan Emerging Local Markets Index Plus
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JP Morgan Emerging Local Markets Index Plus
Average Annual Return, Percent			6.79%									2.70%					2.48%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.89%									(0.29%)					1.40%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.89%									(0.29%)					1.40%
S&P GSCI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P GSCI Index
Average Annual Return, Percent			50.55%									17.61%		20.85%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			20.38%									12.79%					15.37%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.89%									(0.29%)					1.40%
Bloomberg U.S. Municipal High Yield (Non-investment Grade) Bonds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Municipal High Yield (Non-investment Grade) Bonds Index
Average Annual Return, Percent			6.66%		2.84%
Bloomberg Commodities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Commodities Index
Average Annual Return, Percent			42.79%	31.12%
Bloomberg U.S. Universal Total Return Index Value Unhedged USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Total Return Index Value Unhedged USD
Average Annual Return, Percent			2.23%									0.10%					1.77%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.89%									(0.29%)					1.40%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent			3.71%									3.65%					2.40%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.89%									(0.29%)			0.80%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.89%									(0.29%)	0.06%
MSCI All Country World Index (ACWI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI All Country World Index (ACWI)
Average Annual Return, Percent			22.35%								12.06%
Bloomberg U.S. Universal Total Return Index Value Unhedged USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Total Return Index Value Unhedged USD
Average Annual Return, Percent			2.23%					3.67%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.89%									(0.29%)					1.40%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.89%									(0.29%)				1.62%
Bloomberg U.S. Treasury 1-3 Year Laddered Index
Average Annual Return [Line Items]
Average Annual Return, Percent			2.45%			4.08%
Bloomberg U.S. Treasury 7-10 Year Laddered Index
Average Annual Return [Line Items]
Average Annual Return, Percent			0.36%			3.11%
Bianco Research Fixed Income Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent			1.10%				3.59%
Bloomberg Dollar Spot Index
Average Annual Return [Line Items]
Average Annual Return, Percent			(0.40%)									0.85%					0.07%
Bloomberg 3-15yr Municipal Blend (2-17) Index
Average Annual Return [Line Items]
Average Annual Return, Percent			2.93%		3.18%
NYSE ARCA Gold Miners Index
Average Annual Return [Line Items]
Average Annual Return, Percent			62.82%							32.58%
MSCI ACWI Metals & Mining Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.03%
S&P GSCI Gold Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		(8.66%)
Equal-Weighted Emerging Currency Composite
Average Annual Return [Line Items]
Average Annual Return, Percent			9.70%									3.37%					2.70%
JP Morgan CEMBI Diversified Index
Average Annual Return [Line Items]
Average Annual Return, Percent			4.38%									2.14%					3.79%
JP Morgan GBI-EM Global Diversified Index Unhedged USD
Average Annual Return [Line Items]
Average Annual Return, Percent			7.65%									2.30%					2.74%
Bloomberg Commodities Index
Average Annual Return [Line Items]
Average Annual Return, Percent			42.79%									12.22%		14.92%
Cboe S&P 500® PutWrite/Volos US Large Cap Target 2.5% PutWrite Spliced Index
Average Annual Return [Line Items]
Average Annual Return, Percent			15.10%									10.39%					8.97%
Bloomberg U.S. Treasury Floating Rate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			4.18%									4.04%					2.67%
50% Bloomberg 3-15yr Municipal Blend (2-17) Index / 50% Bloomberg US Municipal High Yield (Non-investment Grade) Bonds Index
Average Annual Return [Line Items]
Average Annual Return, Percent			4.78%		3.02%
ICE 0-5 Year US Inflation-Linked Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent			2.20%	3.64%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			1.89%									(0.29%)					1.40%
ICE BofA Merrill Lynch U.S. High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent			4.80%									4.09%					5.28%
ICE BofA ML 0-5 Yr U.S. High Yield Constrained, Zero Duration/ WisdomTree U.S. High Yield Corp Bond, Zero Duration Spliced Index
Average Annual Return [Line Items]
Average Annual Return, Percent			7.70%									6.83%					6.01%
Bloomberg Rate Hedged U.S. Aggregate Bond Index, Zero Duration
Average Annual Return [Line Items]
Average Annual Return, Percent			5.27%									4.52%					3.21%
60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Index Composite
Average Annual Return [Line Items]
Average Annual Return, Percent			12.91%									7.32%					9.71%
S&P GSCI Index
Average Annual Return [Line Items]
Average Annual Return, Percent			50.55%									17.61%					10.21%
Bloomberg U.S. Securitized MBS/ABS/CMBS Index
Average Annual Return [Line Items]
Average Annual Return, Percent			2.98%									0.30%			0.84%
Gapstow Private Credit and Alternative Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent			(8.18%)									0.14%	0.77%
ICE BofA Merrill Lynch U.S. High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent			4.80%									4.09%	4.30%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			20.38%									12.79%	13.80%
TOPS Global Target Range Index
Average Annual Return [Line Items]
Average Annual Return, Percent			15.37%								5.36%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			1.89%					3.15%
Bloomberg U.S. Universal Enhanced Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent			2.32%					3.94%
Bloomberg U.S. Aggregate Enhanced Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent			2.09%									(0.25%)					1.61%
Bloomberg U.S. Short Aggregate Composite Index
Average Annual Return [Line Items]
Average Annual Return, Percent			2.17%									1.66%				2.10%
Bloomberg U.S. Short Aggregate Enhanced Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent			2.48%									1.75%				2.22%